Commitments and Contingencies (Details Narrative)							9 Months Ended		12 Months Ended
	Oct. 04, 2020 USD ($)	Sep. 24, 2020 USD ($)	Sep. 22, 2020 USD ($) a	Sep. 18, 2020 USD ($)	Sep. 17, 2020 USD ($) a	Mar. 24, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 06, 2020 USD ($)	Jun. 15, 2020 USD ($)
Nonrefundable earnest money							$ 1,370,600		$ 73,200
Payment to acquire property, pland and equipment							$ 401,100	$ 317,900	$ 402,800	$ 513,000
Subsequent Event [Member]
Secured debt in contrustion financing											$ 11,000,000
Sale Agreement [Member] | National Public Builder [Member]
Amount received from sale of finished lots						$ 12,538,000
Nonrefundable earnest money												$ 1,300,000
Purchase and Sale Agreement [Member] | Belfair, Washington [Member]
Area of land | a					48
Payment to acquire property, pland and equipment					$ 3,915,000
Purchase and Sale Agreement [Member] | Bremerton, Washington [Member]
Payment to acquire property, pland and equipment				$ 1,500,000
Purchase and Sale Agreement [Member] | Port Orchard, Washington [Member]
Area of land | a			9.6
Payment to acquire property, pland and equipment			$ 1,440,000
Purchase and Sale Agreement [Member] | East Bremerton, Washington [Member]
Payment to acquire property, pland and equipment		$ 1,800,000
Purchase and Sale Agreement [Member] | South Carolina [Member] | Subsequent Event [Member]
Payment to acquire property, pland and equipment	$ 1,524,000